Staff Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($) Employee	Dec. 31, 2018 USD ($) Employee
Analysis Of Income And Expense [Abstract]
Average employed on full-time equivalents	46.2	48.5	39.6
Employed on full-time equivalents	42.7	50.1	43.2
Gain on post-employment benefits | $	$ 0	$ 527,000	$ 172,000